Distribution Date:	08/12/26	COMM 2015-PC1 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-PC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16		David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21-23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593GAA0	1.667000%	57,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593GAB8	3.148000%	121,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593GAC6	3.608000%	99,640,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593GAD4	3.725000%	20,110,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593GAE2	3.620000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593GAF9	3.902000%	500,197,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593GAH5	4.290000%	76,804,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.75%
B	12593GAJ1	4.521585%	107,892,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.38%
C	12593GAK8	4.521585%	73,146,000.00	45,321,026.63	147,939.30	170,769.08	0.00	0.00	318,708.38	45,173,087.33	79.47%	12.38%
D	12593GAL6	4.521585%	72,503,000.00	72,503,000.00	0.00	273,190.42	0.00	0.00	273,190.42	72,503,000.00	46.52%	7.42%
E	12593GAX0	3.400000%	31,732,000.00	31,732,000.00	0.00	72,302.88	0.00	0.00	72,302.88	31,732,000.00	32.10%	5.25%
F*	12593GAZ5	3.400000%	31,087,000.00	31,087,000.00	0.00	0.00	0.00	0.00	0.00	31,087,000.00	17.97%	3.13%
G	12593GBB7	3.400000%	45,717,586.00	39,532,035.97	0.00	0.00	0.00	0.00	0.00	39,532,035.97	0.00%	0.00%
V	12593GBD3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593GBF8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593GBH4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,462,938,586.00	220,175,062.60	147,939.30	516,262.38	0.00	0.00	664,201.68	220,027,123.30

X-A	12593GAG7	4.521585%	1,100,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12593GAM4	0.000000%	181,038,000.00	45,321,026.63	0.00	0.00	0.00	0.00	0.00	45,173,087.33
X-C	12593GAP7	0.000000%	72,503,000.00	72,503,000.00	0.00	0.00	0.00	0.00	0.00	72,503,000.00
X-D	12593GAR3	1.121585%	31,732,000.00	31,732,000.00	0.00	29,658.46	0.00	0.00	29,658.46	31,732,000.00
X-E	12593GAT9	1.121585%	31,087,000.00	31,087,000.00	0.00	29,055.60	0.00	0.00	29,055.60	31,087,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593GAV4	1.121585%	45,717,586.00	39,532,035.97	0.00	36,948.80	0.00	0.00	36,948.80	39,532,035.97
Notional SubTotal			1,462,938,586.00	220,175,062.60	0.00	95,662.86	0.00	0.00	95,662.86	220,027,123.30

Deal Distribution Total					147,939.30	611,925.24	0.00	0.00	759,864.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593GAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593GAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593GAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593GAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12593GAK8	619.59678766	2.02252071	2.33463320	0.00000000	0.00000000	0.00000000	0.00000000	4.35715391	617.57426695
D	12593GAL6	1,000.00000000	0.00000000	3.76798781	0.00000000	0.00000000	0.00000000	0.00000000	3.76798781	1,000.00000000
E	12593GAX0	1,000.00000000	0.00000000	2.27854784	0.55478571	1.24711963	0.00000000	0.00000000	2.27854784	1,000.00000000
F	12593GAZ5	1,000.00000000	0.00000000	0.00000000	2.83333323	33.83058513	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593GBB7	864.70086085	0.00000000	0.00000000	2.44998588	162.44997122	0.00000000	0.00000000	0.00000000	864.70086085
V	12593GBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593GBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593GBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593GAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593GAM4	250.33985478	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	249.52268214
X-C	12593GAP7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593GAR3	1,000.00000000	0.00000000	0.93465461	0.00000000	0.00000000	0.00000000	0.00000000	0.93465461	1,000.00000000
X-E	12593GAT9	1,000.00000000	0.00000000	0.93465436	0.00000000	0.00000000	0.00000000	0.00000000	0.93465436	1,000.00000000
X-F	12593GAV4	864.70086085	0.00000000	0.80819665	0.00000000	0.00000000	0.00000000	0.00000000	0.80819665	864.70086085

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	29,658.46	0.00	29,658.46	0.00	0.00	0.00	29,658.46	0.00
X-E	07/01/26 - 07/30/26	30	0.00	29,055.60	0.00	29,055.60	0.00	0.00	0.00	29,055.60	0.00
X-F	07/01/26 - 07/30/26	30	0.00	36,948.80	0.00	36,948.80	0.00	0.00	0.00	36,948.80	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	07/01/26 - 07/30/26	30	0.00	170,769.08	0.00	170,769.08	0.00	0.00	0.00	170,769.08	0.00
D	07/01/26 - 07/30/26	30	0.00	273,190.42	0.00	273,190.42	0.00	0.00	0.00	273,190.42	0.00
E	07/01/26 - 07/30/26	30	21,969.14	89,907.33	0.00	89,907.33	17,604.46	0.00	0.00	72,302.88	39,573.60
F	07/01/26 - 07/30/26	30	963,611.57	88,079.83	0.00	88,079.83	88,079.83	0.00	0.00	0.00	1,051,691.40
G	07/01/26 - 07/30/26	30	7,314,813.09	112,007.44	0.00	112,007.44	112,007.44	0.00	0.00	0.00	7,426,820.53
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			8,300,393.80	829,616.96	0.00	829,616.96	217,691.73	0.00	0.00	611,925.24	8,518,085.53

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	759,864.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	802,669.84	Master Servicing Fee	796.04
Interest Reductions due to Nonrecoverability Determination	(129,747.96)	Certificate Administrator Fee	377.75
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	94.80
ARD Interest	0.00	Operating Advisor Fee	245.21
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	672,921.88	Total Fees	1,723.79

Principal		Expenses/Reimbursements
Scheduled Principal	147,939.30	Reimbursement for Interest on Advances	53.47
Unscheduled Principal Collections		ASER Amount	23,639.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,579.86
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	147,939.30	Total Expenses/Reimbursements	59,272.87

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	611,925.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	147,939.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	759,864.54
Total Funds Collected	820,861.18	Total Funds Distributed	820,861.20

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	220,175,062.60	220,175,062.60	Beginning Certificate Balance	220,175,062.60
(-) Scheduled Principal Collections	147,939.30	147,939.30	(-) Principal Distributions	147,939.30
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	220,027,123.30	220,027,123.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	223,259,573.01	223,259,573.01	Ending Certificate Balance	220,027,123.30
Ending Actual Collateral Balance	225,368,110.51	225,368,110.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,149,164.14	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,149,164.14	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	13,158,057.08	5.98%	(16)	4.2697	0.976947	1.39 or less	12	198,127,123.30	90.05%	(17)	4.2674	0.041447
7,500,000 to 14,999,999	5	56,916,724.80	25.87%	(16)	4.5330	0.359094	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	3	66,152,531.09	30.07%	(15)	4.3801	(0.393758)	1.45 to 1.54	1	21,900,000.00	9.95%	(15)	4.0450	1.547700
25,000,000 to 49,999,999	3	83,799,810.33	38.09%	(18)	3.9395	0.416006	1.55 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 99,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	13	220,027,123.30	100.00%	(16)	4.2453	0.191369	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	13	220,027,123.30	100.00%	(16)	4.2453	0.191369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	13,275,592.82	6.03%	(15)	3.9925	(0.359800)
							Lodging	4	35,033,415.46	15.92%	(16)	4.2483	(0.161081)
California	1	9,500,231.32	4.32%	(19)	4.5570	(0.714000)
							Office	9	165,964,239.35	75.43%	(17)	4.1642	0.157132
Connecticut	1	27,068,927.81	12.30%	(16)	3.0000	0.586600
							Retail	3	19,029,468.49	8.65%	(16)	4.9464	1.138826
Illinois	2	6,901,147.44	3.14%	(17)	4.3600	0.838000
							Totals	16	220,027,123.30	100.00%	(16)	4.2453	0.191369
New Jersey	1	12,128,321.05	5.51%	(16)	5.2800	1.310000
New York	1	30,338,130.97	13.79%	(21)	4.6948	1.013700
Ohio	3	8,640,663.91	3.93%	(17)	4.9000	0.709200
Oregon	1	26,392,751.55	12.00%	(16)	4.0350	(0.446000)
Texas	2	28,156,909.64	12.80%	(15)	4.0728	1.454925
Washington	1	23,404,743.78	10.64%	(14)	4.8095	(1.177800)
Wisconsin	2	34,219,703.01	15.55%	(16)	4.2062	(0.654432)
Totals	16	220,027,123.30	100.00%	(16)	4.2453	0.191369

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	8	136,015,032.27	61.82%	(16)	3.8923	0.174141	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	39,838,362.29	18.11%	(21)	4.6619	0.601696	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	3	44,173,728.74	20.08%	(15)	4.9564	(0.125641)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	220,027,123.30	100.00%	(16)	4.2453	0.191369	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	13	220,027,123.30	100.00%	(16)	4.2453	0.191369
								Totals	13	220,027,123.30	100.00%	(16)	4.2453	0.191369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	13	220,027,123.30	100.00%	(16)	4.2453	0.191369	Interest Only	1	21,900,000.00	9.95%	(15)	4.0450	1.547700
	61 to 95 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	96 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	12	198,127,123.30	90.05%	(17)	4.2674	0.041447
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	13	220,027,123.30	100.00%	(16)	4.2453	0.191369
	Totals	13	220,027,123.30	100.00%	(16)	4.2453	0.191369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	12,128,321.05	5.51%	(16)	5.2800	1.310000			No outstanding loans in this group
	12 months or less	9	186,100,081.26	84.58%	(17)	4.1457	0.038880
	12 to 24 months	2	13,158,057.08	5.98%	(16)	4.2697	0.976947
	24 months or greater	1	8,640,663.91	3.93%	(17)	4.9000	0.709200
	Totals	13	220,027,123.30	100.00%	(16)	4.2453	0.191369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	303750007	OF	Rye Brook	NY	Actual/360	4.695%	122,649.31	0.00	0.00	N/A	11/05/24	--	30,338,130.97	30,338,130.97	07/05/26
8	302691115	LO	Portland	OR	Actual/360	4.035%	91,703.81	0.00	0.00	N/A	04/06/25	--	26,392,751.55	26,392,751.55	08/06/26
11	304171011	OF	Hartford	CT	Actual/360	3.000%	67,672.32	0.00	0.00	N/A	04/05/25	--	27,068,927.81	27,068,927.81	07/05/26
12	304171012	OF	Everett	WA	Actual/360	4.809%	97,137.85	49,929.28	0.00	N/A	06/06/25	--	23,454,673.06	23,404,743.78	06/06/26
15	304171015	OF	Milwaukee	WI	Actual/360	4.250%	76,476.32	48,968.35	0.00	N/A	04/06/25	--	20,896,755.66	20,847,787.31	04/06/26
23	304171023	OF	Plano	TX	Actual/360	4.045%	76,281.96	0.00	0.00	05/06/25	07/06/26	--	21,900,000.00	21,900,000.00	07/06/26
28	304171028	OF	Tempe	AZ	Actual/360	3.993%	0.00	0.00	0.00	N/A	05/06/25	--	13,275,592.82	13,275,592.82	02/06/25
35	304171035	OF	Milwaukee	WI	Actual/360	4.138%	0.00	0.00	0.00	N/A	04/06/25	--	13,371,915.70	13,371,915.70	05/06/25
38	406100289	RT	South Brunswick	NJ	Actual/360	5.280%	55,245.56	22,461.82	0.00	N/A	04/06/25	--	12,150,782.87	12,128,321.05	09/06/24
46	406100270	OF	Burbank	CA	Actual/360	4.557%	37,279.70	0.00	0.00	N/A	01/06/25	--	9,500,231.32	9,500,231.32	07/06/26
47	406100283	LO	Various	OH	Actual/360	4.900%	0.00	0.00	0.00	N/A	03/06/25	03/06/33	8,640,663.91	8,640,663.91	02/06/20
57	304171057	RT	Chicago	IL	Actual/360	4.360%	25,958.47	12,916.80	0.00	N/A	03/05/25	--	6,914,064.24	6,901,147.44	02/05/25
60	302691117	OF	Irving	TX	Actual/360	4.170%	22,516.58	13,663.05	0.00	N/A	06/06/25	--	6,270,572.69	6,256,909.64	07/06/26
Totals							672,921.88	147,939.30	0.00				220,175,062.60	220,027,123.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	7,093,282.00	1,614,731.00	01/01/26	03/31/26	08/06/26	0.00	0.00	122,518.69	122,518.69	0.00	0.00
8	616,671.00	(55,846.75)	01/01/26	03/31/26	08/06/26	0.00	0.00	0.00	0.00	0.00	0.00
11	779,897.25	0.00	--	--	08/06/26	9,896,153.32	0.00	67,555.78	67,555.78	0.00	0.00
12	0.00	(431,007.03)	01/01/26	03/31/26	08/06/26	0.00	0.00	146,903.53	293,935.32	122,804.82	0.00
15	225,090.00	(519,702.00)	01/01/26	03/31/26	08/06/26	2,158,393.96	15,525.15	117,409.09	485,898.18	0.00	0.00
23	2,360,854.00	591,777.00	01/01/26	03/31/26	08/06/26	5,475,000.00	0.00	76,187.68	76,187.68	0.00	0.00
28	(184,897.06)	0.00	--	--	08/06/26	7,608,065.49	132,110.15	(92.60)	1,017,002.42	0.00	0.00
35	501,433.06	0.00	--	--	08/06/26	11,316,402.07	292,120.49	0.00	0.00	0.00	0.00
38	(135,753.05)	(39,880.00)	01/01/26	03/31/26	08/06/26	1,407,548.68	163,790.50	71,229.04	1,622,275.26	207,687.03	0.00
46	(398,873.93)	0.00	--	--	08/06/26	0.00	0.00	37,238.80	37,238.80	0.00	0.00
47	376,341.50	0.00	--	--	08/06/26	0.00	0.00	0.00	0.00	80,924.99	0.00
57	0.00	308,284.92	01/01/24	09/30/24	08/06/26	2,494,872.96	285,455.99	29,470.92	148,051.87	0.00	0.00
60	0.00	293,814.81	01/01/25	06/30/25	08/06/26	1,352,934.96	0.00	36,152.63	36,152.63	0.00	0.00
Totals	11,234,044.77	1,762,171.95				41,709,371.44	889,002.28	704,573.56	3,906,816.63	411,416.84	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	1	8,640,663.91	2	32,976,108.36	2	19,628,825.34	0	0.00	0	0.00	0	0.00	4.245259%	3.981979%	(16)
07/10/26	0	0.00	0	0.00	1	8,640,663.91	2	33,047,538.53	2	19,642,488.39	0	0.00	0	0.00	0	0.00	4.245496%	3.982218%	(15)
06/12/26	0	0.00	0	0.00	0	0.00	2	33,122,930.06	2	19,656,827.95	1	8,640,663.91	0	0.00	0	0.00	4.245748%	3.982471%	(14)
05/12/26	0	0.00	0	0.00	0	0.00	2	33,193,783.87	2	19,670,390.81	0	0.00	0	0.00	0	0.00	4.245982%	3.982707%	(13)
04/10/26	0	0.00	0	0.00	0	0.00	2	33,268,619.77	2	19,684,633.74	0	0.00	0	0.00	0	0.00	4.246231%	3.982958%	(12)
03/12/26	0	0.00	0	0.00	0	0.00	2	33,338,901.71	2	19,698,097.11	0	0.00	0	0.00	0	0.00	4.246420%	3.983150%	(11)
02/12/26	0	0.00	0	0.00	0	0.00	2	33,421,746.31	2	19,713,708.19	0	0.00	0	0.00	0	0.00	4.246653%	3.983385%	(10)
01/12/26	0	0.00	0	0.00	0	0.00	2	33,491,426.47	2	19,727,067.53	0	0.00	0	0.00	0	0.00	4.246840%	3.983574%	(9)
12/12/25	0	0.00	0	0.00	0	0.00	2	33,560,833.35	2	19,740,379.07	0	0.00	0	0.00	0	0.00	4.247025%	3.983762%	(8)
11/13/25	0	0.00	0	0.00	0	0.00	2	33,634,274.39	2	19,754,379.64	0	0.00	0	0.00	0	0.00	4.247225%	3.983964%	(7)
10/10/25	0	0.00	0	0.00	0	0.00	2	18,754,618.61	1	13,371,915.70	0	0.00	0	0.00	0	0.00	4.247408%	3.984149%	(6)
09/12/25	0	0.00	0	0.00	0	0.00	1	12,382,166.70	1	13,371,915.70	0	0.00	0	0.00	0	0.00	4.246718%	3.987609%	(5)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	303750007	07/05/26	0	5	122,518.69	122,518.69	0.00	30,338,130.97	04/10/24	1
11	304171011	07/05/26	0	5	67,555.78	67,555.78	4,315.00	27,068,927.81	03/19/25	13
12	304171012	06/06/26	1	5	146,903.53	293,935.32	127,279.97	23,507,523.99	03/27/25	2
15	304171015	04/06/26	3	5	117,409.09	485,898.18	11,394.00	21,047,513.75	04/16/25	13		09/25/25
23	304171023	07/06/26	0	5	76,187.68	76,187.68	7,795.50	21,900,000.00	04/04/25	13
28	304171028	02/06/25	17	5	(92.60)	1,017,002.42	887,835.28	13,788,304.95	03/24/25	98
35	304171035	05/06/25	14	5	0.00	0.00	3,544.31	13,316,319.19	10/25/23	7			04/21/25
38	406100289	09/06/24	22	5	71,229.04	1,622,275.26	447,169.71	12,644,199.48	07/15/22	98		04/08/24
46	406100270	07/06/26	0	5	37,238.80	37,238.80	0.00	9,500,231.32	09/23/24	1
47	406100283	02/06/20	77	6	0.00	0.00	80,924.99	12,248,638.84	12/20/19	1	08/18/23
57	304171057	02/05/25	17	5	29,470.92	148,051.87	447,501.36	7,344,995.97	07/22/20	98
60	302691117	07/06/26	0	5	36,152.63	36,152.63	0.00	6,270,572.69	02/05/25	7			10/07/25
Totals					704,573.56	3,906,816.63	2,017,760.12	198,975,358.96
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		211,386,459	26,392,752	132,388,774		52,604,934
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		8,640,664	0	8,640,664		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	220,027,123	115,200,042	23,404,744	0	61,793,513	19,628,825
Jul-26	220,175,063	66,907,290	71,747,425	0	61,877,860	19,642,488
Jun-26	220,331,349	108,369,435	0	30,338,131	61,966,955	19,656,828
May-26	220,478,088	82,026,188	0	0	118,781,509	19,670,391
Apr-26	220,633,218	31,400,231	0	0	169,548,353	19,684,634
Mar-26	220,815,137	31,400,231	0	0	169,716,808	19,698,097
Feb-26	221,027,812	84,861,911	0	0	116,452,193	19,713,708
Jan-26	221,208,213	88,807,290	0	0	112,673,856	19,727,068
Dec-25	221,387,922	48,292,752	0	0	153,354,792	19,740,379
Nov-25	221,577,494	88,131,114	0	0	113,692,001	19,754,380
Oct-25	221,755,785	31,400,231	0	0	170,587,960	19,767,593
Sep-25	226,156,521	94,540,698	0	0	118,243,908	13,371,916
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	303750007	30,338,130.97	30,338,130.97	101,000,000.00	01/20/26	1,109,078.95	1.01370	03/31/26	11/05/24	226
8	302691115	26,392,751.55	26,392,751.55	29,000,000.00	06/03/26	(121,286.25)	(0.44600)	03/31/26	04/06/25	223
11	304171011	27,068,927.81	27,068,927.81	16,200,000.00	12/30/25	476,411.25	0.58660	12/31/25	04/05/25	226
12	304171012	23,404,743.78	23,507,523.99	19,320,000.00	04/01/26	(519,663.53)	(1.17780)	03/31/26	06/06/25	226
15	304171015	20,847,787.31	21,047,513.75	17,200,000.00	02/05/26	(584,472.00)	(1.55300)	03/31/26	04/06/25	226
23	304171023	21,900,000.00	21,900,000.00	36,200,000.00	03/31/15	541,032.75	1.54770	03/31/26	07/06/26	I/O
28	304171028	13,275,592.82	13,788,304.95	8,000,000.00	01/08/26	(354,686.06)	(0.35980)	12/31/25	05/06/25	224
35	304171035	13,371,915.70	13,316,319.19	3,500,000.00	06/05/26	501,433.06	0.74650	12/31/25	04/06/25	226
38	406100289	12,128,321.05	12,644,199.48	12,650,000.00	10/03/25	1,297,773.00	1.31000	07/31/14	04/06/25	226
46	406100270	9,500,231.32	9,500,231.32	18,500,000.00	05/08/26	(476,834.93)	(0.71400)	12/31/25	01/06/25	220
47	406100283	8,640,663.91	12,248,638.84	17,500,000.00	04/04/25	284,456.50	0.70920	12/31/21	03/06/25	162
57	304171057	6,901,147.44	7,344,995.97	6,140,000.00	06/30/26	293,210.67	0.83800	09/30/24	03/05/25	226
60	302691117	6,256,909.64	6,270,572.69	5,330,000.00	02/20/26	245,358.81	1.13020	06/30/25	06/06/25	226
Totals		220,027,123.30	225,368,110.51	290,540,000.00		2,691,812.22

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	303750007	OF	NY	04/10/24	1

Borrower remains compliant with the forbearance agreement. Q2 financials have been requested. As of 3/31/2026, the Property is 83% occupied and performing at a 1.81x NOI DSCR. Leasing updates have been requested and Special Servicer

	will continue to follo w up with Borrower regarding leasing matters. Special Servicer is monitoring the upcoming maturity of the forbearance and has reached out to Borrower regarding its intent.

8	302691115	LO	OR	06/29/20	13
	As of June 2026, the hotel achieved a RevPAR of $99.36 resulting in an index of 100.3%. Special Servicer will continue to monitor the performance of the Forbearance Agreement.

11	304171011	OF	CT	03/19/25	13

The Borrower has revised its extension request through 04/05/2029. Borrower has also expressed interest in submitting a discounted payoff offer. Special Servicer is evaluating Borrower's revised request.

12	304171012	OF	WA	03/27/25	2

The Special Servicer is considering pursuing a receiver sale as the Property is a potential candidate for redevelopment and is already zoned for medium to high density residential uses. Lender is evaluating its options with respect to the August

	foreclosu re sale.

15	304171015	OF	WI	04/16/25	13

Receiver was appointed on 10/28/2025. Receiver executed a new lease with Zizzl Inc., which will take building occupancy above 80% in August when the tenant moves in. As of Q1 2026, Property is 50.04% occupied and performing at a .85x

	NOI DSCR.

23	304171023	OF	TX	04/04/25	13

The Loan matured on 7/6/2026 and the Loan is in maturity default. The Special Servicer is seeking approval to initiate foreclosure proceedings and seek the appointment of a Receiver. The Borrower continues to solicit offers from multifamily and

	residentia l users.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	304171028	OF	AZ	03/24/25	98
	The Receiver has engaged Transwestern to market the property for sale. The foreclosure sale schedule for 8/26/2026.

35	304171035	OF	WI	10/25/23	7

Loan transferred to Special Servicing due to Imminent Monetary default. A receiver was appointed in September 2024 and took over operations at the property. Special Servicer is monitoring property operations. A Sheriff sale was held in April

2025 and cour t confirmation of the sale in July 2025, recorded deed received 7/15/2025. Assessing disposition timing, brokerage teams, and listing platform. Proceeding to market, broker working on offering memorandum.

38	406100289	RT	NJ	07/15/22	98

The property remains 19% occupied due to the loss of Stop & Shop, however, all in-line tenancy remains in place. On 3/13/2026, the court entered an Order Vacating September 12, 2025 Order and Permitting Sale of Mortgaged Property

	Pendente Lite. The sale o f the property is scheduled to occur on 8/7/2026 as recently amended by receiver and borrower.

46	406100270	OF	CA	09/23/24	1

Special Servicer continues to monitor Forbearance Agreement compliance and payments remain current through 7/6/2026. To date, Borrower has backfilled 26,944 SF or 54% NRA via 4 new leases, plus a 172 SF Building Service Area. (1-

Legion Creative Group, L td. (14,813 SF; LXD 10/31/2031); 2- Pitch Black Creative (8,136 SF; LXD 8/31/2032); 3- Guard Owl (2,207 SF; LXD 4/30/2029) and 4- Driven Studios, Inc. (1,616 SF; LXD 4/30/2029).

47	406100283	LO	OH	12/20/19	1
	Borrower has made the July 2026 plan payment to the Lender.

57	304171057	RT	IL	07/22/20	98

Discussions remain ongoing with the Receiver, Special Servicer, and Jimmy Johns regarding a potential lease renewal. The Special Servicer will begin marketing the Property for sale once the renewal has been executed with Jimmy Johns.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
60	302691117	OF	TX	02/05/25	7

The loan transferred to Special Servicing on February 5, 2025, and subsequently reached maturity on June 6, 2025. Following a foreclosure sale on October 7, 2025, the property became REO. Current occupancy is 63%. The Special Servicer is coordinating with leasing brokers on several tenant renewal opportunities, addressing minor deferred maintenance items at the property, and considering tenant amenity enhancements. Once these initiatives are sufficiently underway, the

Special Servicer will assess market c onditions to determine the optimal disposition timing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	303750007	0.00	4.69480%	0.00	4.69480%	10	12/16/24	11/05/24	--
8	302691115	0.00	4.03500%	0.00	4.03500%	8	12/05/22	12/14/22	--
8	302691115	0.00	4.03500%	0.00	4.03500%	8	02/14/25	12/14/22	--
11	304171011	0.00	4.26000%	0.00	1.00000%	8	08/05/19	08/05/19	07/05/19
11	304171011	0.00	1.00000%	0.00	1.00000%	8	07/25/19	08/05/19	07/05/19
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/07/21	04/01/20	05/06/21
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/01/21	04/01/20	05/06/21
46	406100270	0.00	4.55700%	0.00	4.55700%	10	12/31/24	12/31/24	--
47	406100283	8,640,663.91	4.90000%	8,640,663.91	4.90000%	9	03/31/26	03/31/26	--
51	406100281	8,399,370.77	4.45000%	8,399,370.77	4.45000%	10	12/28/20	05/06/20	01/21/21
51	406100281	0.00	4.45000%	0.00	4.45000%	10	12/28/21	05/06/20	01/21/21
57	304171057	0.00	4.36000%	0.00	4.36000%	10	10/25/21	10/25/21	--
Totals		17,040,034.68		17,040,034.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	406100311	12/11/20	108,974,889.40	166,250,000.00	110,619,191.10	1,644,301.76	110,619,191.10	108,974,889.34	0.00	0.00	18.20	(18.20)	0.00%
4	302691111	04/12/22	48,875,000.00	68,100,000.00	52,728,346.14	3,616,508.96	52,728,346.14	49,111,837.18	0.00	0.00	0.00	0.00	0.00%
6	304171006	05/12/22	28,600,433.33	20,800,000.00	30,515,104.75	4,013,365.38	30,515,104.75	26,501,739.37	2,098,693.96	0.00	1,523,743.95	574,950.01	1.66%
16	304171016	08/12/25	21,307,648.33	36,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
25	304171025	02/12/25	17,237,683.38	20,800,000.00	17,437,989.32	216,386.28	17,437,989.32	17,221,603.04	16,080.34	0.00	(24,319.27)	40,399.61	0.19%
27	304171027	08/12/25	18,600,000.00	29,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
40	304171040	08/12/25	13,300,000.00	21,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
43	304171043	08/12/25	12,625,000.00	20,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
55	304171055	12/12/19	7,739,383.81	11,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
66	304171066	08/12/25	5,385,688.14	9,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
69	656100426	10/10/25	4,212,531.87	7,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
71	304171071	12/11/20	4,418,879.89	6,900,000.00	4,189,840.85	207,525.85	4,189,840.85	3,982,315.00	436,564.89	0.00	15,510.00	421,054.89	8.42%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			291,277,138.15	418,550,000.00	215,490,472.16	9,698,088.23	215,490,472.16	205,792,383.93	2,551,339.19	0.00	1,514,952.88	1,036,386.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/12/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	406100311	10/13/22	0.00	0.00	(18.20)	0.00	0.00	(18.20)	0.00	0.00	(18.20)
		12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	302691111	04/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	304171006	09/12/23	0.00	0.00	574,950.01	0.00	0.00	(9,901.22)	0.00	0.00	574,950.01
		03/10/23	0.00	0.00	584,851.23	0.00	0.00	(47,551.10)	0.00	0.00
		10/13/22	0.00	0.00	632,402.33	0.00	0.00	(674,291.63)	0.00	0.00
		08/12/22	0.00	0.00	1,306,693.96	0.00	0.00	(792,000.00)	0.00	0.00
		05/12/22	0.00	0.00	2,098,693.96	0.00	0.00	2,098,693.96	0.00	0.00
16	304171016	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	304171025	10/10/25	0.00	0.00	40,399.61	0.00	0.00	9,496.95	0.00	0.00	40,399.61
		06/12/25	0.00	0.00	30,902.66	0.00	0.00	6,322.32	0.00	0.00
		05/12/25	0.00	0.00	24,580.34	0.00	0.00	8,500.00	0.00	0.00
		02/12/25	0.00	0.00	16,080.34	0.00	0.00	16,080.34	0.00	0.00
27	304171027	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	304171040	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	304171043	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	304171055	12/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	304171066	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	656100426	10/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	304171071	03/10/23	0.00	0.00	421,054.89	0.00	0.00	(15,510.00)	0.00	0.00	421,054.89
		12/11/20	0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	1,036,386.31	0.00	0.00	1,036,386.31	0.00	0.00	1,036,386.31

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	210.69	0.00	0.00	0.00	0.00	0.00	53.47	0.00	0.00	0.00
8	0.00	0.00	183.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,827.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	29,369.79
12	0.00	0.00	5,049.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,498.61	0.00	0.00	7,889.83	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,714.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,857.94	0.00	0.00	0.00	0.00	45,641.30	0.00	0.00	0.00	0.00
35	0.00	0.00	2,878.68	0.00	0.00	0.00	0.00	47,647.85	0.00	0.00	0.00	0.00
38	0.00	0.00	2,615.79	0.00	0.00	6,393.59	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	2,045.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,860.14	0.00	0.00	0.00	0.00	36,458.80	0.00	0.00	0.00	0.00
57	0.00	0.00	1,488.44	0.00	0.00	9,356.12	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	1,349.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,579.86	0.00	0.00	23,639.54	0.00	129,747.96	53.47	0.00	0.00	29,369.79
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		218,390.61

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28